Segment and Revenue by Geography and By Major Customer (Tables)	9 Months Ended
Sep. 30, 2026
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Segment Operating Profit (Loss)	Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.
	Nine months ended on September 30, 2026
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	38,125	18,751	56,876
Cost of revenues	11,902	9,722	21,624
Gross profit	26,223	9,029	35,252
Research and development expenses	20,022	11,121	31,143
Sales and marketing expenses	8,981	6,723	15,704
General and administrative expenses	6,455	5,437	11,892
Change in earnout liability	(282)	-	(282)
Segment operating loss	(8,953)	(14,252)	(23,205)

Financial income , net			1,505
Loss before taxes on income			(21,700)

Depreciation and amortization expenses	1,289	536	1,825
Stock-based compensation	5,033	4,188	9,221

	Nine months ended on September 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	37,802	13,420	51,222
Cost of revenues	11,836	7,047	18,883
Gross profit	25,966	6,373	32,339
Research and development expenses	20,217	11,374	31,591
Sales and marketing expenses	8,204	7,770	15,974
General and administrative expenses	6,257	3,318	9,575
Change in earnout liability	81	-	81
Segment operating loss	(8,793)	(16,089)	(24,882)
Change in fair value of forfeiture Shares			1
Financial income, net			2,189
Loss before taxes on income			(22,692)

Depreciation and amortization expenses	1,595	676	2,271
Stock-based compensation	5,367	6,303	11,670
	Three months ended on September 30, 2026
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	14,045	7,867	21,912
Cost of revenues	4,656	3,630	8,286
Gross profit	9,389	4,237	13,626
Research and development expenses	6,224	4,549	10,773
Sales and marketing expenses	3,156	2,141	5,297
General and administrative expenses	2,164	1,713	3,877
Segment operating loss	(2,155)	(4,166)	(6,321)

Financial income, net			911
Loss before taxes on income			(5,410)

Depreciation and amortization expenses	424	174	598
Stock-based compensation	1,646	1,329	2,975

	Three months ended on September 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	13,226	4,109	17,335
Cost of revenues	4,081	2,332	6,413
Gross profit	9,145	1,777	10,922
Research and development expenses	7,058	3,745	10,803
Sales and marketing expenses	2,661	2,540	5,201
General and administrative expenses	2,025	186	2,211
Change in earnout liability	744	-	744
Segment operating loss	(3,343)	(4,694)	(8,037)
Change in fair value of forfeiture Shares			1
Financial income, net			726
Loss before taxes on income			(7,310)

Depreciation and amortization expenses	525	218	743
Stock-based compensation	1,734	1,995	3,729

Schedule of Revenue by Geography, Based on the Customers

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Nine months ended September 30		Three months ended September 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Domestic (Israel)	280	269	35	76
China	5,021	7,170	2,763	2,596
Hong Kong	4,759	7,443	1,647	2,349
Hungary	8,956	6,105	3,589	1,395
United States	7,358	6,867	2,129	2,538
Portugal	8,619	7,064	3,690	2,508
Other	21,883	16,304	8,059	5,873
	56,876	51,222	21,912	17,335

Schedule of Supplemental Data - Major Customers

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	September 30, 2026	December 31, 2025
Accounts Receivable	% of Account Receivable
Customer A	16%	16%
Customer B	15%	15%
Customer C	10%	15%
Customer D	9%	10%
Customer E	5%	10%

	Nine months ended September 30,		Three months ended September 30,
	2026	2025	2026	2025
Revenues	% of Revenues
Customer A	14%	14%	16%	14%
Customer B	8%	8%	10%	7%
Customer C	7%	10%	10%	12%
Customer D	12%	6%	14%	2%

Schedule of Long-Lived Assets by Geography
	September 30, 2026	December 31, 2025
	U.S. dollars in thousands
Domestic (Israel)	7,308	8,657
China	246	138
USA	740	871
Other	64	136
	8,358	9,802